Bank and Other Borrowings - Schedule of Outstanding Balances of Banks and Other Borrowings (Details) - Bank and Other Borrowings [Member]	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Bank borrowings:
Bank borrowings	$ 13,239,639	$ 1,686,600	$ 17,179,545
Other borrowing
Other borrowing	21,649,529	2,757,937	17,179,545
Less: current portion	(14,718,545)	(1,874,998)	(13,402,782)
Non-current portion	6,930,984	882,939	3,776,763
Guaranteed [Member]
Bank borrowings:
Bank borrowings	6,921,124	881,683	6,661,341
Collateralized and guaranteed [Member]
Bank borrowings:
Bank borrowings	6,318,515	804,917	10,518,204
Other borrowing
Other borrowing	$ 8,409,890	$ 1,071,337